Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2013	2014
Capitalized internal-use software	$11,104	$18,541
Furniture and fixtures	1,383	4,524
Hosting equipment	7,931	14,085
Computer equipment and software	1,680	4,310
Leasehold improvements	1,717	15,144
Construction in progress	341	3,546

Total	24,156	60,150
Less accumulated depreciation and amortization	(8,725)	(18,255)

Property and equipment, net	$15,431	$41,895